Lincoln Park Purchase Agreement (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2014 M	Sep. 30, 2013 M
Equity Line Of Credit 1		$ 10,000,000
Equity Line Of Credit 2		10,000,000
Equity Line Of Credit 3		36
Equity Line Of Credit 4		$ 0.50
Equity Line Of Credit 5		250,000
Equity Line Of Credit 6		100,000
Equity Line Of Credit 7		341,858
Equity Line Of Credit 8		133,409
Equity Line Of Credit 9		10,000,000
Equity Line Of Credit 10		71,335
Lincoln Park Purchase Agreement 1	10,000,000
Lincoln Park Purchase Agreement 2	10,000,000
Lincoln Park Purchase Agreement 3	25
Lincoln Park Purchase Agreement 4	$ 0.50
Lincoln Park Purchase Agreement 5	250,000
Lincoln Park Purchase Agreement 6	100,000
Lincoln Park Purchase Agreement 7	341,858
Lincoln Park Purchase Agreement 8	133,409
Lincoln Park Purchase Agreement 9	10,000,000
Lincoln Park Purchase Agreement 10	98,939
Lincoln Park Purchase Agreement 11	402,510
Lincoln Park Purchase Agreement 12	400,000
Lincoln Park Purchase Agreement 13	$ 188,170
Lincoln Park Purchase Agreement 14	2,510